                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

December 22, 2004

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: Schroder Series Trust (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

         We are filing today on behalf of Schroder Series Trust (the "Trust"), through EDGAR, under Rule 485(a)(1) of the Securities Act of 1933 (the "1933
Act"), and Section 8(b) of the Investment Company Act of 1940, Post-Effective
Amendment No. 23 to the Registration Statement on Form N-1A of the Trust. The
Trust expects to file another post-effective amendment, to become effective on the same date as the enclosed Amendment, which will include required financial statements and other information not included in the enclosed Amendment.

         Please direct any questions concerning this filing to me at (617)
951-7023 or to my colleagues Timothy W. Diggins at (617) 951-7389 or Leigh R.
Fraser at (617) 951-7485. Thank you.

                                                              Very truly yours,

                                                              /s/ MARK GUREVICH

                                                              Mark Gurevich

Enclosure

Cc:      Carin F. Muhlbaum, Esq.

         Mr. Alan M. Mandel

         Timothy W. Diggins, Esq.

         Leigh Fraser, Esq.

         Jessica O'Mary, Esq.